Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 7. Related Party Transactions

Advances from majority stockholder and Chief Executive Officer

From time to time, the Chairman, CEO and significant stockholder of the Company advances funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.

Advances from majority stockholder and Chief Executive Officer consisted of the following:

	March 31, 2013	December 31, 2012

Advances from major stockholder and Chief Executive Officer	$24,286	$26,265

	$24,286	$26,265

The advances from major stockholder and Chief Executive Officer bear no interest and are due on demand.

Free office space from its majority stockholder and Chief Executive Officer

The Company has been provided office space by its majority stockholder and Chief Executive Officer at no cost. The management determined that such cost is nominal and did not recognize the rent expense in its financial statements.

Advances from Majority Stockholder and Chief Executive Officer

From time to time, the Chairman, CEO and significant stockholder of the Company advances funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.

Advances from the majority stockholder and Chief Executive Officer consisted of the following:

	December 31, 2012	December 31, 2011

Advances from major stockholder and Chief Executive Officer	$26,265	$10,113

	$26,265	$10,113

The advances from the majority stockholder and Chief Executive Officer bear no interest and are due on demand.

Free office space from its majority stockholder and Chief Executive Officer

The Company has been provided office space by its majority stockholder and Chief Executive Officer at no cost. The management determined that such cost is nominal and did not recognize the rent expense in its financial statements.